Operating Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenue recognition
Fare revenues		$ 1,661,176	$ 1,265,980	[1]	$ 626,909	[1]
Other passenger revenues		1,078,251	866,944	[1]	415,997	[1]
Passenger revenues		2,739,427	2,132,924	[1]	1,042,906	[1]
Other non-passenger revenue		92,977	76,872	[1]	41,841	[1]
Cargo		14,786	11,882	[1]	9,647	[1]
Total		2,847,190	2,221,678		1,094,394
Non-derivative financial instruments	[1]		(21,378)		(19,408)
Operating revenues		2,847,190	2,200,300	[1]	1,074,986	[1]
Transactions from unearned transportation revenues
January 1,		303,982	293,298
Deferred		2,781,914	2,154,865
Recognized in revenue during the year		(2,739,427)	(2,132,924)
Foreign currency translation effect			(11,257)
December 31,		346,469	303,982		293,298
Domestic
Revenue recognition
Operating revenues		1,909,744	1,661,927		800,525
Domestic | At the flight time
Revenue recognition
Fare revenues		1,097,480	860,143		411,107
Other passenger revenues		695,602	707,368		332,497
Passenger revenues		1,793,082	1,567,511		743,604
Other non-passenger revenue		92,088	76,306		41,520
Cargo		13,171	11,410		9,387
Total		1,898,341	1,655,227		794,511
Domestic | At the sale
Revenue recognition
Other passenger revenues		11,403	6,700		6,014
Passenger revenues		11,403	6,700		6,014
Total		11,403	6,700		6,014
International | At the flight time
Revenue recognition
Fare revenues		563,696	405,837		215,802
Other passenger revenues		365,243	151,261		75,865
Passenger revenues		928,939	557,098		291,667
Other non-passenger revenue		889	566		321
Cargo		1,615	472		260
Total		931,443	558,136		292,248
International | At the sale
Revenue recognition
Other passenger revenues		6,003	1,615		1,621
Passenger revenues		6,003	1,615		1,621
Total		$ 6,003	$ 1,615		$ 1,621

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.